DISCONTINUED OPERATIONS - Statement of operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Statement of operations and cash flows of discontinued operations
Net (loss) income from discontinued operations	¥ (38,464)	$ (5,577)	¥ 1,473,489	¥ (1,022,790)
Held for sale | Store+ And Best Express
Statement of operations and cash flows of discontinued operations
Revenue			16,334,363	21,667,354
Cost of revenue			(17,313,107)	(21,389,399)
Gross profit (loss)			(978,744)	277,955
Selling expenses			(364,917)	(687,328)
General and administrative expenses	(31,617)	(4,584)	(530,479)	(566,169)
Research and development expenses			(51,465)	(87,671)
Other operating income, net			243,391	35,753
Total operating expenses	(31,617)	(4,584)	(703,470)	(1,305,415)
Loss from discontinued operations	(31,617)	(4,584)	(1,682,214)	(1,027,460)
Interest income			15,099	19,200
Interest expenses			(32,613)	(55,430)
Foreign exchange loss			(2,367)	(3,715)
Gains on disposal			3,179,323
Other income			37,570	56,315
Other expense	(6,847)	(993)	(41,309)	(8,614)
(Loss) Income before income taxes	(38,464)	(5,577)	1,473,489	(1,019,704)
Income tax expense				(3,086)
Net (loss) income from discontinued operations	¥ (38,464)	$ (5,577)	¥ 1,473,489	¥ (1,022,790)